Revenue, Receivables, and Concentration of Credit Risk - Additional Information (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Medicare Advantage Payors | Total Revenues
Concentration Risk [Line Items]
Concentration risk, percentage	100.00%	100.00%	100.00%	100.00%	100.00%	99.00%	98.00%